GAIN ON SETTLEMENT OF LIABILITIES (Details) - USD ($)				6 Months Ended		12 Months Ended
	Dec. 09, 2021	Nov. 09, 2021	Aug. 14, 2019	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020
GAIN ON SETTLEMENT OF LIABILITIES (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt			$ 275,000			$ (6,105,679)	$ 0
Proceeds from Loans		$ 294,700		$ 303,815	$ 0
Loans Payable	$ 303,814
Repayments of Debt	109,814
Principal [Member]
GAIN ON SETTLEMENT OF LIABILITIES (Details) [Line Items]
Repayments of Debt	200,000
Accrued Interest [Member]
GAIN ON SETTLEMENT OF LIABILITIES (Details) [Line Items]
Repayments of Debt	$ 6,000